Note 39 Personnel Expenses Breakdown (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Personnel expenses [Line Items]
Wages and salaries	€ 1,823,000,000	€ 1,825,000,000
Social security contributions	333,000,000	348,000,000
Contributions to plan by employer, net defined benefit liability (asset)	37,000,000	40,000,000
Post-employment benefit expense, defined benefit plans	27,000,000	26,000,000
Other employee expense	152,000,000	147,000,000
Employee benefits expense	€ 2,371,000,000	€ 2,385,000,000